Property, plant and equipment - Leased assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leased assets
Balance at the beginning	€ 132
Balance at the end	130	€ 132
Expense for short term leases	10	9
Income from sublet properties	0	0
Cash outflows for leases	65	46
Lease payments	56	39	€ 45
Interest on lease liabilities	9	7
Land and buildings
Leased assets
Balance at the beginning	108
Balance at the end	107	108
Plant and equipment
Leased assets
Balance at the beginning	24
Balance at the end	23	24
Cost
Leased assets
Balance at the beginning	364	377
Additions	84	40
Disposals	(74)
Other movements	(27)
Disposals and other movements		(54)
Hyperinflationary adjustment		(1)
Currency retranslation	(19)	2
Balance at the end	328	364	377
Cost | Land and buildings
Leased assets
Balance at the beginning	315	317
Additions	63	23
Disposals	(66)
Other movements	(20)
Disposals and other movements		(30)
Currency retranslation	(16)	5
Balance at the end	276	315	317
Cost | Plant and equipment
Leased assets
Balance at the beginning	49	60
Additions	21	17
Disposals	(8)
Other movements	(7)
Disposals and other movements		(24)
Hyperinflationary adjustment		(1)
Currency retranslation	(3)	(3)
Balance at the end	52	49	60
Accumulated depreciation
Leased assets
Balance at the beginning	(232)	(230)
Depreciation charge for the year	(55)	(47)
Disposals	60
Other movements	17
Disposals and other movements		48
Currency retranslation	12	(3)
Balance at the end	(198)	(232)	(230)
Accumulated depreciation | Land and buildings
Leased assets
Balance at the beginning	(207)	(195)
Depreciation charge for the year	(43)	(34)
Disposals	53
Other movements	17
Disposals and other movements		25
Currency retranslation	11	(3)
Balance at the end	(169)	(207)	(195)
Accumulated depreciation | Plant and equipment
Leased assets
Balance at the beginning	(25)	(35)
Depreciation charge for the year	(12)	(13)
Disposals	7
Other movements	0
Disposals and other movements		23
Currency retranslation	1
Balance at the end	€ (29)	€ (25)	€ (35)